Derivative financial instruments (Tables)	6 Months Ended
Jun. 30, 2024
Derivative financial instruments
Schedule of fair value of Group's derivative financial (liabilities)/assets

Derivatives’	Financial Position	June 30,	December 31,
Fair values	Location	2024	2023
ASSETS
FXSs	Current asset portion	—	$207,488
FFAs	Non-Current asset portion	$16,680	—
FFAs	Current asset portion	—	21,885
LIABILITIES
FXSs	Current Liability Portion	(167,253)	—
FFAs	Current Liability Portion	(63,388)	—
Total		$(213,961)	$229,373

Schedule of effect on the statements of profit or loss and other comprehensive income

	Six months ended,
	2024	2023
Unrealized (loss)/gain, net on FXSs	$(374,741)	$229,357
Unrealized loss, net on FFAs	(68,593)	(90,994)
Total unrealized (loss)/gain, net on derivatives	$(443,334)	$138,363

	Six months ended,
	2024	2023
Realized (loss)/gain, net on FXSs	$(85,050)	$32,740
Realized gain, net on FFAs	46,460	172,215
Total realized (loss)/gain, net on derivatives	$(38,590)	$204,955